Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

November 30, 2020

FIN-QTLY-0121
1.810693.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Banks - 35.5%
Diversified Banks - 19.8%
Bank of America Corp.	940,100	$26,473,216
Citigroup, Inc.	509,500	28,058,164
U.S. Bancorp	297,500	12,854,975
Wells Fargo & Co.	917,490	25,093,352
		92,479,707
Regional Banks - 15.7%
Ameris Bancorp	72,800	2,475,928
Associated Banc-Corp.	89,800	1,375,736
Bank OZK	145,100	4,056,996
BOK Financial Corp.	44,000	2,945,800
Cadence Bancorp Class A	246,000	3,429,240
East West Bancorp, Inc.	59,700	2,550,384
First Horizon National Corp.	455,200	5,562,544
First Interstate Bancsystem, Inc.	84,900	3,230,445
Great Western Bancorp, Inc.	79,100	1,299,613
Huntington Bancshares, Inc.	615,200	7,431,616
KeyCorp	255,000	3,942,300
M&T Bank Corp.	56,100	6,535,089
PNC Financial Services Group, Inc.	95,100	13,130,457
Signature Bank	44,600	5,003,674
WesBanco, Inc.	107,400	3,074,862
Wintrust Financial Corp.	96,800	5,274,632
Zions Bancorp NA	49,100	1,894,769
		73,214,085

TOTAL BANKS		165,693,792

Capital Markets - 20.8%
Asset Management & Custody Banks - 10.1%
Affiliated Managers Group, Inc.	56,600	4,930,992
AllianceBernstein Holding LP	188,273	6,000,261
Bank of New York Mellon Corp.	304,700	11,919,864
Brookfield Asset Management, Inc. Class A	195,400	7,911,746
Carlyle Group LP	193,600	5,500,176
Northern Trust Corp.	36,600	3,408,192
State Street Corp.	107,800	7,597,744
		47,268,975
Financial Exchanges & Data - 2.0%
Cboe Global Markets, Inc.	101,100	9,232,452
Investment Banking & Brokerage - 8.7%
Goldman Sachs Group, Inc.	6,400	1,475,712
Lazard Ltd. Class A	75,000	2,799,000
Morgan Stanley	404,500	25,010,235
Raymond James Financial, Inc.	61,000	5,547,950
Virtu Financial, Inc. Class A	257,600	5,870,704
		40,703,601

TOTAL CAPITAL MARKETS		97,205,028

Consumer Finance - 6.7%
Consumer Finance - 6.7%
Capital One Financial Corp.	195,900	16,776,876
Navient Corp.	342,900	3,212,973
OneMain Holdings, Inc.	156,600	6,105,834
SLM Corp.	506,300	5,371,843
		31,467,526
Diversified Financial Services - 1.3%
Multi-Sector Holdings - 1.3%
Cannae Holdings, Inc. (a)	147,790	5,825,882
Insurance - 27.2%
Insurance Brokers - 4.0%
Arthur J. Gallagher & Co.	97,200	11,217,852
Willis Towers Watson PLC	34,969	7,280,196
		18,498,048
Life & Health Insurance - 3.4%
CNO Financial Group, Inc.	241,600	5,141,248
MetLife, Inc.	162,300	7,493,391
Primerica, Inc.	26,400	3,439,128
		16,073,767
Multi-Line Insurance - 6.6%
American Financial Group, Inc.	72,700	6,500,107
American International Group, Inc.	307,000	11,801,080
Assurant, Inc.	55,100	7,114,512
Hartford Financial Services Group, Inc.	119,000	5,259,800
		30,675,499
Property & Casualty Insurance - 10.5%
Allstate Corp.	91,200	9,334,320
Chubb Ltd.	55,900	8,263,697
First American Financial Corp.	100,100	4,848,844
Old Republic International Corp.	249,900	4,478,208
The Travelers Companies, Inc.	169,000	21,910,850
		48,835,919
Reinsurance - 2.7%
Reinsurance Group of America, Inc.	67,600	7,792,928
RenaissanceRe Holdings Ltd.	29,800	4,906,272
		12,699,200

TOTAL INSURANCE		126,782,433

IT Services - 2.6%
Data Processing & Outsourced Services - 2.6%
Computer Services, Inc.	31,381	1,773,027
Fidelity National Information Services, Inc.	36,200	5,372,442
Visa, Inc. Class A	22,900	4,817,015
		11,962,484
Professional Services - 1.4%
Research & Consulting Services - 1.4%
Dun & Bradstreet Holdings, Inc. (a)	14,800	396,788
Equifax, Inc.	36,700	6,125,230
		6,522,018
Thrifts & Mortgage Finance - 3.9%
Thrifts & Mortgage Finance - 3.9%
Essent Group Ltd.	112,800	4,947,408
MGIC Investment Corp.	593,800	7,101,848
NMI Holdings, Inc. (a)	237,800	5,210,198
Radian Group, Inc.	59,700	1,127,136
		18,386,590
TOTAL COMMON STOCKS
(Cost $413,982,671)		463,845,753

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.09% (b)
(Cost $1,909,375)	1,908,994	1,909,375
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $415,892,046)		465,755,128
NET OTHER ASSETS (LIABILITIES) - 0.2%		891,406
NET ASSETS - 100%		$466,646,534

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,116
Fidelity Securities Lending Cash Central Fund	1,826
Total	$3,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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